Note 8 - Accrued Liabilities - Summary of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Interest on long-term debt	$ 2,839,121	$ 2,660,766
Administrative expenses	204,472	206,840
Other operating costs	563,333
Vessel operating and voyage expenses	2,273,553	2,431,873
Total	$ 5,880,479	$ 5,299,479